UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management Advisors Inc

Address:   1177 West Loop South
           Suite 1310
           Houston, TX 77027


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        8/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              87

Form 13F Information Table Value Total:  $  154,303,241
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- -------------- --------- ------------ ----------------- ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- -------------- --------- ------------ -------- --- ---- ---------- -------- ---- ------ ----
Nabors Industries                       Com            G6359f103   186,772.00    10600          SOLE                Sole      0    0
United Technologies                     Com            913017109   187,265.35     2885          SOLE                Sole      0    0
Magellan Midstream Partners LP          Com            559080106   193,545.00     4140          SOLE                Sole      0    0
NuStar Energy LP                        Com            67058h102   220,951.50     3850          SOLE                Sole      0    0
BB&T Capt Trust VI 9.6% 08/01/64        Com            05531b201   240,897.00     8850          SOLE                Sole      0    0
Series B
Weingarten Realty 8.1% Notes (c091514)  Com            948741848   244,075.50    10950          SOLE                Sole      0    0
General Electric                        Com            369604103   253,013.32    17546          SOLE                Sole      0    0
Pembina Pipeline                        Com            706329109   265,051.12    15770          SOLE                Sole      0    0
Royal Dutch Shell Cl-A ADR              Com            780259206   281,232.00     5600          SOLE                Sole      0    0
Boston Beer Co - Cl A                   Com            100557107   321,062.00     4760          SOLE                Sole      0    0
Apple Computer                          Com            037833100   339,565.50     1350          SOLE                Sole      0    0
Bank of America                         Com            060505104   357,453.75    24875          SOLE                Sole      0    0
Stryker                                 Com            863667101   392,470.40     7840          SOLE                Sole      0    0
Public Storage Series M (c010912@25)    Com            74460d232   395,850.00    16250          SOLE                Sole      0    0
M&T Capital Trust IV 8.50% pfd A        Com            55292c203   412,319.44    15329          SOLE                Sole      0    0
(c013113)
Wesco Financial                         Com            950817106   415,958.40     1287          SOLE                Sole      0    0
Enterprise Products Partners            Com            293792107   467,945.10    13230          SOLE                Sole      0    0
Cameron International                   Com            13342B105   497,230.80    15290          SOLE                Sole      0    0
Hain Celestial Group                    Com            405217100   518,570.70    25710          SOLE                Sole      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow) Com            94979b204   519,364.50    22650          SOLE                Sole      0    0
Goldman Sachs                           Com            38141g104   519,829.20     3960          SOLE                Sole      0    0
Joy Global                              Com            481165108   529,451.30    10570          SOLE                Sole      0    0
Gilead Sciences                         Com            375558103   556,707.20    16240          SOLE                Sole      0    0
Calpine                                 Com            131347304   561,906.00    44175          SOLE                Sole      0    0
CVS                                     Com            126650100   610,589.00    20825          SOLE                Sole      0    0
BorgWarner                              Com            099724106   634,593.30    16995          SOLE                Sole      0    0
Metabolix                               Com            591018809   637,725.15    44565          SOLE                Sole      0    0
Marathon Oil                            Com            565849106   640,143.10    20590          SOLE                Sole      0    0
BE Aerospace                            Com            073302101   661,434.30    26010          SOLE                Sole      0    0
Symantec                                Com            871503108   669,016.00    48200          SOLE                Sole      0    0
Southern Cal Edison 6.05% Var Rate Pfd  Com            842400756   670,209.71     6700          SOLE                Sole      0    0
Celgene                                 Com            151020104   673,873.20    13260          SOLE                Sole      0    0
American Express                        Com            025816109   742,151.80    18694          SOLE                Sole      0    0
Medtronic                               Com            585055106   749,991.06    20678          SOLE                Sole      0    0
Waters                                  Com            941848103   910,523.10    14073          SOLE                Sole      0    0
BB&T                                    Com            054937107   912,957.00    34700          SOLE                Sole      0    0
Dow Chemical                            Com            260543103   919,980.20    38785          SOLE                Sole      0    0
EOG Resources                           Com            26875p101   942,482.97     9581          SOLE                Sole      0    0
Itron                                   Com            465741106   982,628.90    15895          SOLE                Sole      0    0
Tractor Supply                          Com            892356106   999,298.30    16390          SOLE                Sole      0    0
Scotts Miracle Gro Co                   Com            810186106 1,014,768.50    22850          SOLE                Sole      0    0
Nordic American Tanker Shipping         Com            g65773106 1,024,863.65    36485          SOLE                Sole      0    0
Thermo Fisher Scientific                Com            883556102 1,034,955.00    21100          SOLE                Sole      0    0
Hershey                                 Com            427866108 1,041,390.02    21727          SOLE                Sole      0    0
Western Gas Partners LP                 Com            958254104 1,078,476.00    48580          SOLE                Sole      0    0
Bruker                                  Com            116794108 1,112,579.20    91495          SOLE                Sole      0    0
Texas Instruments                       Com            882508104 1,147,704.00    49300          SOLE                Sole      0    0
FMC Corp                                Com            302491303 1,174,156.35    20445          SOLE                Sole      0    0
Ritchie Bros Auctioneers                Com            767744105 1,181,603.59    64852          SOLE                Sole      0    0
Xilinx                                  Com            983919101 1,264,357.14    50054          SOLE                Sole      0    0
NorthWestern Corp                       Com            668074305 1,413,752.00    53960          SOLE                Sole      0    0
Sysco                                   Com            871829107 1,496,782.30    52390          SOLE                Sole      0    0
Life Technologies                       Com            53217v109 1,665,893.25    35257          SOLE                Sole      0    0
Google Cl A                             Com            38259p508 1,670,342.30     3754          SOLE                Sole      0    0
US Bancorp Float Rate Pfd               Com            902973155 1,865,119.20    92792          SOLE                Sole      0    0
3.5%min(c041511)
Monsanto                                Com            61166w101 1,925,386.54    41657          SOLE                Sole      0    0
Cummins                                 Com            231021106 1,955,558.80    30025          SOLE                Sole      0    0


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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- -------------- --------- ------------ ----------------- ---------- -------- ----------------
                                                                    VALUE     SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- -------------- --------- ------------ -------- --- ---- ---------- -------- ---- ------ ----
Varian Medical Systems                  Com            92220p105 2,180,076.00    41700          SOLE                Sole      0    0
Schlumberger                            Com            806857108 2,266,339.02    40953          SOLE                Sole      0    0
Greenlight Capital                      Com            G4095J109 2,277,427.90    90410          SOLE                Sole      0    0
Wal-Mart                                Com            931142103 2,284,286.40    47520          SOLE                Sole      0    0
Sempra Energy                           Com            816851109 2,313,531.55    49445          SOLE                Sole      0    0
Costco Wholesale                        Com            22160k105 2,404,021.35    43845          SOLE                Sole      0    0
Altera                                  Com            021441100 2,551,584.45   102845          SOLE                Sole      0    0
Diageo PLC-Sponsored ADR                Com            25243q205 2,593,985.30    41345          SOLE                Sole      0    0
Teva Pharmaceutical ADR                 Com            881624209 2,861,529.60    55040          SOLE                Sole      0    0
Ultra Petroleum Corp                    Com            903914109 2,867,621.25    64805          SOLE                Sole      0    0
Canadian Natural Resources              Com            136385101 3,054,833.90    91930          SOLE                Sole      0    0
Sociedad Quimica y Minera de Chile SA   Com            833635105 3,290,349.00   100900          SOLE                Sole      0    0
Applied Materials                       Com            038222105 3,312,774.30   275605          SOLE                Sole      0    0
Cisco                                   Com            17275R102 3,594,933.07   168697          SOLE                Sole      0    0
Coca Cola                               Com            191216100 3,610,644.80    72040          SOLE                Sole      0    0
3M                                      Com            88579Y101 3,661,186.50    46350          SOLE                Sole      0    0
Vodafone PLC ADR                        Com            92857w209 3,666,237.90   177370          SOLE                Sole      0    0
Emerson Electric                        Com            291011104 3,757,121.55    85995          SOLE                Sole      0    0
Qualcomm                                Com            747525103 3,951,193.10   120316          SOLE                Sole      0    0
Rogers                                  Com            775109200 3,973,624.20   121295          SOLE                Sole      0    0
Halliburton                             Com            406216101 4,032,852.98   164271          SOLE                Sole      0    0
American Tower Corp Cl A                Com            029912201 4,082,652.50    91745          SOLE                Sole      0    0
Procter & Gamble                        Com            742718109 4,098,733.30    68335          SOLE                Sole      0    0
Microsoft                               Com            594918104 4,413,202.95   191795          SOLE                Sole      0    0
Wells Fargo                             Com            949746101 4,546,473.83   177597          SOLE                Sole      0    0
Pepsico                                 Com            713448108 4,685,653.15    76877          SOLE                Sole      0    0
Novartis AG ADR                         Com            66987v109 4,853,260.80   100440          SOLE                Sole      0    0
Johnson & Johnson                       Com            478160104 5,069,946.64    85844          SOLE                Sole      0    0
Berkshire Hathaway Inc Cl B             Com            084670702 6,496,727.25    81525          SOLE                Sole      0    0
Exxon Mobil                             Com            30231g102 7,246,664.94   126979          SOLE                Sole      0    0